CONCENTRATIONS (Details)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
China National Petroleum Corporation | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	62.60%	44.10%
China National Petroleum Corporation | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	41.60%
SINOPEC | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.10%
Another customer | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	19.70%
Another customer | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.30%	22.30%